OPERATING PROFIT (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
GROUP INCOME STATEMENT
Revenue	$ 5,215	$ 5,212	$ 4,560
Cost of goods sold	(1,540)	(1,543)	(1,396)
Gross profit	3,675	3,669	3,164
Research and development expenses	(345)	(356)	(307)
Marketing, selling and distribution expenses	(2,066)	(2,013)	(1,773)
Administrative expenses	(814)	(707)	(789)
Selling, general and administrative expenses	(2,880)	(2,720)	(2,562)
Operating profit	450	593	295
Restructuring and rationalisation expenses included in cost of goods sold	20	29	15
Charge relating to legal and other items	4	7	6
Change for the year - amortisation	56	65	63
Restructuring and rationalisation expenses included in administrative expenses	142	84	109
Amortisation and Impairment of Acquisition Intangibles	205	172	171
Legal and other charges	35	39	28
Legal and other items	36	5	55
Expense of restructuring activities included in Research and Development	5
Acquisition and disposal related costs included in research and development expenses	5	7
Acquisition-related costs included in administrative expenses	6		4
Other operating income	(7)	(35)
Amortisation of intangibles	229	237	234
Impairment of intangible assets	39	2	12
Impairment of property, plant and equipment	30	1	5
Fair value remeasurement of trade investments		1
Depreciation of property, plant and equipment	319	326	311
Loss on disposal of property, plant and equipment and intangible assets	11	14	34
Advertising costs	92	81	66
Other operating income	7	35
Insurance Recoveries Received	7	35
Depreciation of right-of-use assets	$ 56	$ 56	$ 51